Net Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Net Loss Per Common Share [Abstract]
Reconciliation of numerator and denominator used in computing basic and diluted net loss per common share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Net income (loss) attributable to Snap Interactive, Inc. stockholders	$(1,718,747)	$302,306	$(3,346,231)	$(3,727,553)
Net income (loss) allocated to participating securities	-	35,591	-	-
Net income (loss) attributable to Snap Interactive, Inc. common stockholders – basic	$(1,718,747)	$266,715	$(3,346,231)	$(3,727,553)
Average number of common shares outstanding – basic	38,932,826	38,593,304	38,924,767	38,584,641
Dilutive effect of equity awards	-	1,091,830	-	-
Average number of common shares outstanding – diluted	38,932,826	39,685,134	38,924,767	38,584,641

Net income (loss) per common share attributable to Snap Interactive, Inc. common stockholders:
Basic	$(0.04)	$0.01	$(0.09)	$(0.10)
Diluted	$(0.04)	$0.01	$(0.09)	$(0.10)

	Year Ended
	December 31,
	2013	2012
Numerator:
Net loss	$(4,006,013)	$(4,030,641)
Denominator:
Basic shares:
Weighted-average common shares outstanding	38,937,210	38,611,758
Diluted shares:
Weighted-average shares used to compute basic net loss per share	38,937,210	38,611,758
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance	-	-
Warrants and options as of beginning of period	-	-
Weighted-average shares used to compute diluted net loss per share	38,937,210	38,611,758

Net loss per share:
Basic	$(0.10)	$(0.10)
Diluted	$(0.10)	$(0.10)

Securities excluded from the computation of diluted net income (loss) per share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012

Options to purchase common stock	4,493,065	1,889,839	4,493,065	4,670,705
Unvested restricted stock awards	10,805,000	2,545,773	10,805,000	5,150,000
Common stock warrants	2,342,500	2,342,500	2,342,500	2,342,500